Contract Assets and Contract Liabilities - Schedule of Net of Allowance for Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2024
Schedule of Net of Allowance for Credit Loss [Abstract]
Balance at beginning of the period/ year	$ 2,262,130	$ 1,853,616
Balance at end of the period/ year	2,748,678	2,262,130
Increase as a result of changes in progress of ongoing projects	486,548	418,001
Reclassified to accounts receivable as payment becomes unconditional		$ (9,487)